INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Accounting profit	$ 5,984,012	$ 308,773	$ 4,477,531
Applicable tax with nominal rate	(2,034,564)	(111,158)	(1,477,585)
Non-deductible expenses to determine taxable profit (loss)	(260,546)	(709,601)	(281,633)
Accounting and non-tax expense (income) to determine of taxable profit (loss)	767,857	580,970	822,683
Differences in accounting bases	(32,714)	(400,042)	(304,871)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	(285,191)	(270,326)	(434,929)
Ordinary activities income exempt from taxation	412,495	290,822	258,622
Ordinary activities income not constituting income or occasional tax gain	98,870	153,638	173,791
Tax deductions	226,064	112,746	151,011
Goodwill Depreciation	200,617	212,378	194,679
Tax depreciation surplus	140,384	156,998	100,286
Untaxed recoveries	(84,692)	(35,788)	(22,800)
Tax rate effect in other countries	(384,669)	(139,106)	(27,038)
Prior fiscal terms	71,932	4,723	(7,908)
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(612,068)	160,332	(407,272)
Total income tax	$ (1,776,225)	$ 6,586	$ (1,262,964)